Note 32 - Common Shares - Parenthetical Information (Detail: Text Values) € / shares in Units, € in Millions	Dec. 31, 2021 EUR (€) € / shares
Parenthetical Information Note 34
Nominal value of each share derived by dividing the total amount of share capital by the number of shares | € / shares	€ 2.56
Authorized capital available to the Management Board	€ 2,560
Authorized capital to increase share capital by issuing new share for cash and noncash	512,000,000
Authorized capital to increase share capital by issuing new share for cash	2,048,000,000
Conditional Capital with expiration date for the issuance of conversion and/or option rights by April 30, 2017	512,000,000
Conditional Capital with expiration date for the issuance of conversion and/or option rights by April 30, 2019	€ 51,200,000